Accumulated Other Comprehensive Income (Loss) - Components of AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	$ 6,121	$ 5,068	$ 4,232
Reclassification of certain tax effects		0
Ending balance	4,989	6,121	5,068
Other comprehensive income (loss) allocated to noncontrolling interests	4	(3)	(5)
Unrealized Gain (Loss) on Cash Flow Hedges
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(54)	(22)	1
Other comprehensive income (loss), before reclassifications	74	(111)	(1)
Amounts reclassified from other comprehensive income	(26)	79	(22)
Other comprehensive income (loss)	48	(32)	(23)
Reclassification of certain tax effects		0
Ending balance	(6)	(54)	(22)
Change in Retirement Plans’ Funded Status
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(650)	(473)	(950)
Other comprehensive income (loss), before reclassifications	143	(68)	473
Amounts reclassified from other comprehensive income	(146)	(44)	4
Other comprehensive income (loss)	(3)	(112)	477
Reclassification of certain tax effects		(65)
Ending balance	(653)	(650)	(473)
Foreign Currency Translation
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(1,145)	(1,216)	(899)
Other comprehensive income (loss), before reclassifications	(739)	71	(317)
Amounts reclassified from other comprehensive income	0	0	0
Other comprehensive income (loss)	(739)	71	(317)
Reclassification of certain tax effects		0
Ending balance	(1,884)	(1,145)	(1,216)
Share of Other Comprehensive Income (Loss) of Entities Using the Equity Method
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(153)	(148)	(118)
Other comprehensive income (loss), before reclassifications	20	(5)	(30)
Amounts reclassified from other comprehensive income	0	0	0
Other comprehensive income (loss)	20	(5)	(30)
Reclassification of certain tax effects		0
Ending balance	(133)	(153)	(148)
Total
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(2,002)	(1,859)	(1,966)
Other comprehensive income (loss), before reclassifications	(502)	(113)	125
Amounts reclassified from other comprehensive income	(172)	35	(18)
Other comprehensive income (loss)	(674)	(78)	107
Reclassification of certain tax effects		(65)
Ending balance	$ (2,676)	$ (2,002)	$ (1,859)